Note 1 - Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Consideration in cash	24,100
Less: Net assets of companies acquired	11,191
Excess of consideration over acquired assets	12,909